Foreign Exchange (Tables)	12 Months Ended
Dec. 31, 2019
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign exchange gains and losses

	Years Ended December 31
	2019	2018
Unrealized foreign exchange (gain) loss	$(62,753)	$106,143
Realized foreign exchange loss	966	2,151
Foreign exchange (gain) loss	$(61,787)	$108,294